Fees Summary	Aug. 14, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 300,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	45,930.00
Total Offset Amount	6,624.17
Net Fee	$ 39,305.83